CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (13,066,551)	$ (22,807,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	5,124,731	18,922,507
Change in fair value of derivative liabilities	3,669,030	2,201,531
Depreciation and amortization expense	22,123	14,559
Amortization of debt discount on notes	1,019,530	0
Loss on debt extinguishment	780,104	0
Changes in operating assets and liabilities:
Deposits	0	(10,196)
Accounts payable	495,506	149,405
Accrued expenses	98,512	272,669
Net cash used in operating activities	(1,857,015)	(1,255,630)
Cash flows from investing activities
Payments for software development costs	0	(468,450)
Acquisition of fixed assets	(13,725)	(36,185)
Net cash used in investing activities	(13,725)	(504,635)
Cash flows from financing activities
Proceeds from related party loans	91,000	545,107
Repayments of related party loans	(112,400)	(120,107)
Related party advances	161,380	0
Proceeds from convertible notes	1,442,250	0
Proceeds from sale of common stock and warrants	308,000	1,275,000
Net cash provided by financing activities	1,890,230	1,700,000
Net change in cash	19,490	(60,265)
Cash at beginning of the period	2,957	67,762
Cash at end of the period	22,447	7,497
Cash paid for:
Income taxes	0	0
Interest	0	100
Noncash investing and financing transactions:
Original issue discount on issuance of convertible notes	473,944	0
Settlement of related party debt with convertible debt	150,000	0
Settlement of debt with convertible debt	50,000	0
Conversion of convertible debt and accrued interest to common stock	798,130	0
Debt discount - variable conversion feature derivative liabilities	2,321,296	0
Debt discount - common stock and warrants	18,115	0
Issuance of common stock for related party notes payable and interest	362,105	0
Issuance of common stock to settle accrued expenses	918,184	0
Stock subscriptions receivable	17,000	0
Fair value of warrant derivative liabilities issued in common stock offering	$ 0	$ 449,624